Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of details of the hedged elements and hedge instruments under fair value hedges - Fair value hedge [Member] - CLP ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Commercial loans [Member]
Hedged element
Notional Amounts		$ 1,788
Corporate bonds [Member]
Hedged element
Notional Amounts
Cross currency swap [Member]
Hedged element
Notional Amounts		1,788
Interest rate swap [Member]
Hedged element
Notional Amounts